UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

Bushido Capital Long/Short Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 33.3%
Agriculture - 3.8%
Philip Morris International	1,645	$131,880
Reynolds American	2,868	214,125
		346,005
Banks - 4.0%
Bank Of America	8,351	142,134
Goldman Sachs Group (a)	746	155,757
Sberbank of Russia - ADR	12,370	65,685
		363,576
Distribution/Wholesale - 1.4%
Fastenal	3,003	126,667

Household Products & Wares - 0.9%
Tupperware Brands	1,324	85,451

Insurance - 7.4%
Allied World Assurance Company Holdings (a)	3,758	162,421
American International Group (a)	2,436	150,593
Assurant	1,593	106,731
Axis Capital Holdings	2,321	123,872
Everest Re Group	703	127,953
		671,570
Media - 0.8%
Viacom - Class B	1,189	76,857

Metal Fabricate & Hardware - 1.3%
Precision Castparts	575	114,925

Pipelines - 1.4%
Kinder Morgan (a)	3,320	127,455

Retail - 7.1%
AutoZone *	236	157,388
Bed Bath & Beyond *	1,197	82,569
Nordstrom (a)	2,061	153,545
Ross Stores (a)	5,104	248,105
		641,607
Software - 1.5%
Oracle	3,275	131,983

Transportation - 3.7%
CSX (a)	3,922	128,053
Expeditors International of Washington (a)	2,694	124,207
Norfolk Southern	1,006	87,884
		340,144
Total Common Stocks
(Cost $2,544,711)		3,026,240

	Par
CORPORATE BONDS - 18.1%
Financial Services - 5.8%
Jefferies Group
3.875%, 11/09/2015	$280,000	282,380
Leucadia National
8.125%, 09/15/2015	140,000	141,837
5.500%, 10/18/2023 (a)	100,000	102,401
		526,618
Homebuilders - 6.0%
MDC Holdings
5.625%, 02/01/2020 (a)	220,000	232,100
Ryland Group
6.625%, 05/01/2020 (a)	55,000	61,325
Toll Brothers Finance
8.910%, 10/15/2017	100,000	114,000
5.875%, 02/15/2022 (a)	125,000	134,687
		542,112
Insurance - 3.8%
Allied World Assurance Company Holdings
5.500%, 11/15/2020 (a)	55,000	61,438
Fairfax Financial Holdings
5.800%, 05/15/2021 (a) (b)	270,000	288,081

		349,519
Retail - 1.4%
Darden Restaurants
4.500%, 10/15/2021 (a)	120,000	125,419
Software - 1.1%
Moody's
5.500%, 09/01/2020 (a)	90,000	101,142
Total Corporate Bonds
(Cost $1,601,857)		1,644,810

MUNICIPAL BONDS - 8.0%
Boulder Larimer & Weld Counties, Colorado, St. Vrain Valley School District
Series A
5.000%, 12/15/2017 - NATL Insured	50,000	51,063
Dove Valley, Colorado, Metropolitan District
5.000%, 11/01/2035 - AGM Insured	60,000	60,937

Gorham-Fayette, Ohio, Local School District
4.550%, 12/01/2034 - AGM Insured	35,000	35,616
Lee County, Florida, School Board
Series A
5.000%, 08/01/2028 - AGM Insured	100,000	100,339
Miami-Dade County, Florida, Aviation Bonds
Series C
4.600%, 10/01/2025 - XLCA Insured	50,000	50,530
New York City, New York, Housing Development
Series A
5.000%, 07/01/2020 - NATL, FHA Insured	25,000	25,000
New York State Dormitory
7.375%, 07/01/2016	95,000	98,088
7.375%, 07/01/2016 - NATL, IBC Insured	25,000	25,813
Scarborough, Maine
4.000%, 11/01/2017 - AMBAC Insured	50,000	50,621
Shelby County, Alabama
Series A
7.000%, 08/01/2015 - NATL Insured	20,000	20,095
Shelby County, Tennessee, Health Educational & Housing Facilities
5.250%, 08/01/2015 - NATL Insured	40,000	40,143
Utah Transit Authority
Series B
4.500%, 06/15/2030 - AGM Insured	50,000	50,953
4.500%, 06/15/2033 - AGM Insured	50,000	50,953
Warrington Township, Pennsylvania
7.100%, 12/01/2021 - FGIC Insured	10,000	10,248
Washington State Economic Development Finance Authority
5.000%, 06/01/2034 - NATL Insured	30,000	30,582
5.000%, 06/01/2038 - NATL Insured	25,000	25,485
Total Municipal Bonds
(Cost $736,180)		726,466

U.S. TREASURY SECURITIES - 4.0%
U.S. Treasury Notes
2.750%, 05/31/2017	180,000	187,341
2.250%, 07/31/2018	170,000	176,229
Total U.S. Treasury Securities
(Cost $363,325)		363,570
	Shares
EXCHANGE TRADED FUNDS - 26.9%
Global X FTSE Greece 20 Fund	27,530	276,952
Global X FTSE Portugal 20 Fund	19,669	222,063
iShares Mortgage Real Estate Capped Fund	17,239	182,389
iShares MSCI Austria Capped Fund	13,882	220,307
iShares MSCI Brazil Capped Fund	2,819	92,379
iShares MSCI Brazil Small-Cap Fund	8,195	90,227
iShares MSCI Ireland Capped Fund	5,885	229,986
iShares MSCI Italy Capped Fund	14,961	222,769

iShares MSCI Poland Capped Fund	9,620	219,721
iShares MSCI Singapore Fund	5,675	71,335
iShares MSCI United Kingdom Fund	1,919	35,022
Market Vectors Russia Fund	4,755	86,921
Market Vectors Russia Small-Cap Fund	3,750	84,187
PowerShares DB U.S. Dollar Index Bullish Fund *	16,275	407,363
Total Exchange Traded Funds
(Cost $2,758,098)		2,441,621

PURCHASED OPTIONS - 0.3%	Contracts
Global X FTSE Greece 20 Fund
Expiration: September 2015, Exercise Price: $8.00	317	22,983
Global X FTSE Greece 20 Fund
Expiration: December 2015, Exercise Price: $8.00	81	8,100
Total Purchased Options
(Cost $33,655)		31,083

SHORT-TERM INVESTMENT - 15.7%
Fidelity Institutional Government Portfolio - Class I
0.01%^	Shares
(Cost $1,427,656)	1,427,656	1,427,656

Total Investments - 106.3%
(Cost $9,465,482)		9,661,446
Other Assets and Liabilities, Net - (6.3)%		(571,092)
Total Net Assets - 100.0%		$9,090,354

*	Non-income producing security.
(a)	All or a portion of this security is designated as collateral for securities sold short. As of June 30, 2015, the value of collateral was $2,064,727.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of June 30, 2015, the value of this investment was $288,081 or 3.2% of total net assets.
^	Variable rate security - The rate shown is the rate in effect as of June 30, 2015.
ADR - American Depositary Receipt.
AGM - Assured Guaranty Municipal Corporation
AMBAC - American Municipal Bond Assurance Corporation
FHA - Federal Housing Authority
FGIC - Federal Guaranty Insurance Company
IBC - Insured Bond Certficate
NATL - National Public Finance Guarantee Corporation
XLCA - XL Capital Insurance, Inc.

Bushido Capital Long/Short Fund
Schedule of Securities Sold Short
June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK - 1.0%
Retail - 1.0%
Target
Total Common Stocks
(Proceeds $82,426)	1,130	$92,242

EXCHANGE TRADED FUNDS - 10.9%
iShares Russell 2000 Fund	3,472	433,514
SPDR S&P 500 Fund	2,061	424,257
UlltraShort MSCI Emerging Markets ProShares Fund *	3,677	66,774
UltraShort Oil & Gas ProShares Fund *	1,201	65,491
Total Exchange Traded Funds
(Proceeds $952,919)		990,036
Total Securities Sold Short
(Proceeds $1,035,345)		$1,082,278

* Non-income producing security.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,026,240	$-	$-	$3,026,240
Corporate Bonds	-	1,644,810	-	1,644,810
Municipal Bonds	-	726,466	-	726,466
U.S. Treasury Securities	363,570	-	-	363,570
Exchange Traded Funds	2,441,621	-	-	2,441,621
Purchased Options	-	31,083	-	31,083
Short-Term Investment	1,427,656	-	-	1,427,656
Total Investments	$7,259,087	$2,402,359	$-	$9,661,446

Securities Sold Short
Common Stocks	$92,242	$-	$-	$92,242
Exchange Traded Funds	990,036	-	-	990,036
Total Securities Sold Short	$1,082,278	$-	$-	$1,082,278

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2015, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Derivatives Transactions
The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Fund may use are options, futures, contracts, options on futures contracts and other derivative securities. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815
requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of June 30, 2015 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$31,083	Options Written, at fair value	$-
Total		$31,083		$-

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Bushido Capital Long/Short Fund

Cost of investments	$9,465,482

Gross unrealized appreciation	744,649
Gross unrealized depreciation	(548,685)
Net unrealized appreciation	$195,964

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  August 21, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  August 21, 2015